Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Operating Leases of Lessee Disclosure

(In thousands)	2016	2017	2018	2019	Thereafter	Total
Operating lease rental payments	$691	$635	$437	$-	$-	$1,763